Promissory Notes Payable – Related Party Officer and His Affiliates (Details) - Schedule of the Outstanding Balance of Notes Issued to the Company’s Chief Executive Officer and his Affiliates - Related Party [Member] - USD ($)
	Mar. 31, 2024	Sep. 30, 2023
Schedule of the Outstanding Balance of Notes Issued to the Company’s Chief Executive Officer and his Affiliates [Abstract]
Principal	$ 8,892,770	$ 8,805,316
Less: Current portion	(104,895)	(105,062)
Long term portion (including accrued interest – long term)	$ 8,787,875	$ 8,700,254